BUSINESS COMBINATIONS AND DISPOSITIONS (Details) (USD $) In Millions, unless otherwise specified				0 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2013 Rockwood Holdings, Inc Forecast	Sep. 17, 2013 Rockwood Holdings, Inc Forecast	Jun. 30, 2013 Rockwood Holdings, Inc Forecast	Aug. 29, 2013 Oxid	Mar. 31, 2013 Oxid	Dec. 31, 2013 Oxid	Dec. 31, 2012 Oxid	Dec. 31, 2011 Oxid	Dec. 31, 2012 Ciba's textile effects business	Dec. 31, 2011 Ciba's textile effects business
Estimated pro forma revenues and net income (unaudited)
Unfunded pension liabilities						$ 225
Acquisition cost
Earn-out period							2 years
Cash payments				1,100	1,050		66
Contingent consideration related to the earn-out agreement							10
Acquisition cost							76
Fair value of assets acquired and liabilities assumed:
Accounts receivable							9
Inventories							14
Property, plant and equipment							22
Intangible assets							36
Accounts payable							(4)
Accrued liabilities							(1)
Total fair value of net assets acquired							76
Goodwill	130	131	117				0
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues								2,722	11,142	11,269	11,294
Net income attributable to business acquisition								(22)	133	371	252
Additional extraordinary gain (loss) on the acquisition												$ 2	$ 4